Philip H. Newman 617.570.1558 pnewman@ goodwinprocter.com	Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

February 15, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Van Eck Funds (the “Registrant”)
Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File Nos. 002-97596; 811-04297

Ladies and Gentlemen:

          In connection with the registration of the Registrant under the Investment Company Act of 1940 (the “1940 Act”) and the issuance of an indefinite number of its securities under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing on EDGAR pursuant to Rule 485(a) under the 1933 Act Post-Effective Amendment No. 103 and Amendment No. 104 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A.

          The purpose of the filing is to effect certain material changes to the prospectus and statement of additional information for the International Investors Gold Fund, a series of the Registrant.

          Should you have any questions, please contact Philip H. Newman at (617) 570-1558.

Very truly yours,

/s/ GOODWIN PROCTER LLP

GOODWIN PROCTER LLP